SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation (Policies)	Sep. 30, 2025
September 30, 2025
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), as issued by the Financial Accounting Standards Board (“FASB”), and the rules of the SEC applicable to interim financial reporting. They do not include all of the information and footnotes required for complete annual financial statements and should be read in conjunction with the

Company’s 2024 Form 10-K. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. References to the “ASC” refer to the Accounting Standards Codification established by FASB.